Annual Total Returns[BarChart] - Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP - Service	2015	2016	2017	2018	2019	2020
Total	(3.42%)	0.37%	12.51%	(7.76%)	14.71%	6.49%